Direxion Daily Next Gen Bear 1X ETF Investment Strategy - Direxion Daily Next Gen Bear 1X ETF	Oct. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Index is designed by Solactive AG (the "Index Provider") to represent the securities of the next generation of U.S. companies that utilize quantum technology to improve the provision of their products and/or services. Quantum technology is a class of technology that use the principles of quantum mechanics (the physics of sub-atomic particles) to make advances in computing and other processes. The Index is a rules-based index and includes U.S.-listed securities of companies in the following quantum technology segments (each, a “Quantum Technology Segment”):●Quantum Computing Infrastructure and Hardware: This segment encompasses companies that develop and provide the essential physical components, systems, and comprehensive environments necessary for quantum computing, including both hardware and infrastructure services. ●Quantum AI and Machine Learning: This segment focuses on companies that integrate artificial intelligence and machine learning with quantum computing to enhance problem-solving and algorithm efficiency. ●Quantum Software and Applications: Within this segment, companies are dedicated to create software tools and applications to operate quantum computers and utilize their computational power for various specialized tasks. ●Quantum AI and Cryptography: This segment addresses companies that develop quantum-based security mechanisms and engage in advanced research and development to push the boundaries of quantum technologies. To be selected for inclusion in the Index, a security must have a free float market capitalization of at least $100 million (or at least $90 billion for current constituents) and a minimum average daily traded value of at least $1 million over 1 month and over 6 months (or at least $900,000 for current constituents). To identify companies that use quantum technology, the Index Provider uses ARTIS®, its proprietary natural language processing algorithm, to identify into which Quantum Technology Segment(s) a company falls. ARTIS uses keywords to review large volumes of publicly available data, such as company annual reports, published business descriptions, and financial news reports, which the Index Provider believes will identify and classify companies as quantum technology companies, and then ranks the companies based on the number of keyword “hits” in the company’s data. The ARTIS classification system is different than traditional classification systems because it utilizes natural language processing, such as keyword searching, whereas traditional classifications system utilize backward looking metrics, such as a company’s past profits or revenue, to determine the classification of a company. ARTIS produces a score for each company that reflects the company's exposure to quantum technology and considers each Quantum Technology Segment to which a company belongs. Each company is then ranked by its score, and the top 20 companies are selected for inclusion in the Index. The Index is rebalanced semi-annually. As of June 2, 2025, the Index included 20 constituents and were concentrated in the information technology sector with exposure to quantum technology.The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowing for investment purposes) in financial instruments, including swap agreements, futures contracts, or short positions, that, in combination, provide 1X daily inverse (opposite) or short exposure to the Index or to exchange-traded fund ("ETF") that track the Index, consistent with the Fund’s investment objective.The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in investments that provide inverse exposure to a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund may also gain inverse exposure by investing in a combination of financial instruments, such as swap agreements or futures agreements that provide short exposure to the Index, to a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index or to an ETF that tracks the same Index or a substantially similar index, or the Fund may short securities of the Index, or short an ETF that tracks the same Index or a substantially similar index. The Fund invests in derivatives as a substitute for directly shorting securities in order to gain inverse exposure to the Index or its components. When the Fund shorts securities, including the securities of another investment company, it borrows shares of that security or investment company, which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings (i.e. investment grade or higher), and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund seeks to remain fully invested at all times consistent with its stated inverse investment objective, but may not always have inverse exposure to all of the securities in the Index, or its weighting of inverse exposure to securities or industries may be different from that of the Index. In addition, the Fund may have inverse exposure to securities, ETFs or financial instruments not included in the Index. The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the securities in the Index. At the close of the markets each trading day, Rafferty rebalances the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s inverse investment objective. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced and that a shareholder should lose money, a result that is the opposite of traditional index tracking ETFs. This re-positioning strategy may result in high portfolio turnover. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance decreases over a period longer than a single day.